UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22264

The Motley Fool Funds Trust

(Exact name of registrant as specified in charter)

Motely Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Address of principal executive offices) (Zip code)

Peter E. Jacobstein

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Name and address of agent for service)

Registrant’s telephone number, including area code: (703) 302-1100

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Motley Fool Funds Trust

Motley Fool Independence Fund

Schedule of Investments

at January 31, 2010

(Unaudited)

Issues	Par	Value (Note 2)
Corporate Bond — 0.33%
Level 3 Financing, Inc. 8.75%, 02/15/17	$225,000	$203,062

Total Corporate Bond (Cost $ 196,581)		203,062

Issues	Shares	Value (Note 2)
Equity Securities — 97.09%
Agriculture — 2.36%
Cresud SACIF y A (Argentina)(a)	84,035	1,004,218
Philip Morris International, Inc. (United States)	9,572	435,622

		1,439,840

Apparel — 2.29%
Coach, Inc. (United States)	22,190	773,987
Under Armour, Inc. (United States)*	24,593	624,662

		1,398,649

Banks — 2.11%
Qatar Islamic Bank (Qatar)	43,050	842,459
Turkiye Garanti Bankasi AS (Turkey)	106,318	445,907

		1,288,366

Beverages — 1.32%
Diageo PLC (United Kingdom)(a)	11,979	804,869

Chemicals — 6.71%
China Green Agriculture, Inc. (China)*	44,630	639,548
Innophos Holdings, Inc. (United States)	65,864	1,288,300
Monsanto Co. (United States)	19,248	1,460,538
Praxair, Inc. (United States)	9,290	699,723

		4,088,109

Commercial Services — 5.32%
De La Rue PLC (United Kingdom)	37,808	583,899
Huron Consulting Group, Inc. (United States)*	57,100	1,361,264
Paychex, Inc. (United States)	34,000	985,660

See Notes to Schedule of Investments.

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Commercial Services (continued)
Sotheby’s (United States)	13,336	$309,929

		3,240,752

Cosmetics/Personal Care — 0.98%
Unicharm Corp. (Japan)	6,300	599,128

Electric — 5.55%
Brookfield Infrastructure Partners LP (United States)	40,127	642,032
Entergy Corp. (United States)	6,464	493,268
GDF Suez (France)	22,328	844,249
Otter Tail Corp. (United States)	37,068	800,669
Rwe AG (Germany)	6,762	599,925

		3,380,143

Electrical Components & Equipment — 0.99%
AMETEK, Inc. (United States)	16,519	601,952

Electronics — 1.50%
Arrow Electronics, Inc. (United States)*	19,850	521,459
Waters Corp. (United States)*	6,873	391,624

		913,083

Engineering & Construction — 0.89%
Singapore Airport Terminal Services Ltd. (Singapore)	308,000	540,722

Entertainment — 1.09%
International Speedway Corp. (United States)	12,565	323,046
Penn National Gaming, Inc. (United States)*	12,583	339,489

		662,535

Financial Services - Diversified — 1.16%
International Assets Holding Corp. (United States)*	47,513	707,469

Food — 4.89%
BRF - Brasil Foods SA (Brazil)(a)	15,626	751,454
HJ Heinz Co. (United States)	11,363	495,768
Nestle SA (Switzerland)	10,194	483,213
Olam International Ltd. (Singapore)	342,219	577,288
Zhongpin, Inc. (China)*	54,892	669,683

		2,977,406

Healthcare - Products — 4.50%
Becton Dickinson and Co. (United States)	13,400	1,009,958

See Notes to Schedule of Investments.

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Healthcare - Products (continued)
Stryker Corp. (United States)	20,805	$1,080,196
Varian Medical Systems, Inc. (United States)*	12,942	650,853

		2,741,007

Healthcare - Services — 3.43%
WellPoint, Inc. (United States)*	32,797	2,089,825

Holding Companies — 1.19%
Swire Pacific Ltd. (Hong Kong)	67,114	728,216

Insurance — 4.03%
Berkshire Hathaway, Inc. (United States)*	11	1,260,600
Berkshire Hathaway, Inc., Class B (United States)*	4,600	351,578
Enstar Group Ltd. (Bermuda)*	12,964	841,234

		2,453,412

Internet — 0.88%
TheStreet.com, Inc. (United States)	170,000	538,900

Iron/Steel — 1.57%
POSCO (South Korea)(a)	8,491	959,058

Lodging — 0.76%
Melco Crown Entertainment Ltd. (Hong Kong)*(a)	128,999	460,526

Metal Fabricate/Hardware — 1.42%
Sung Kwang Bend Co., Ltd. (South Korea)*	42,777	867,135

Mining — 0.75%
Antofagasta PLC (United Kingdom)	32,727	454,284

Oil & Gas — 9.72%
Canadian Natural Resources Ltd. (Canada)	7,336	468,110
CNOOC Ltd. (Hong Kong)(a)	3,438	480,736
Denbury Resources, Inc. (United States)*	46,600	631,430
Lukoil OAO (Russia)(a)	23,750	1,303,875
Occidental Petroleum Corp. (United States)	12,645	990,609
Petroleo Brasileiro SA (Brazil)(a)	27,245	1,105,330
Sasol Ltd. (South Africa)(a)	14,637	535,714
Statoil ASA (Norway)(a)	18,272	408,562

		5,924,366

Oil & Gas Services — 1.07%
Cie Generale de Geophysique-Veritas (France)*(a)	26,805	653,238

See Notes to Schedule of Investments.

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Pharmaceuticals — 0.91%
Dr. Reddys Laboratories Ltd. (India)(a)	23,377	$554,269

Real Estate — 3.71%
Brookfield Asset Management, Inc. (Canada)	38,374	770,934
Cheung Kong Holdings Ltd. (Hong Kong)	68,337	804,088
Henderson Land Development Co., Ltd. (Hong Kong)	108,691	684,036

		2,259,058

Real Estate Investment Trusts — 2.64%
Annaly Capital Management, Inc. (United States)	92,488	1,607,441

Retail — 9.81%
Chipotle Mexican Grill, Inc. (United States)*	8,467	816,727
Costco Wholesale Corp. (United States)	10,558	606,346
McDonald’s Corp. (United States)	11,177	697,780
Men’s Wearhouse, Inc. (United States)	7,446	150,037
MSC Industrial Direct Co. (United States)	22,049	952,296
Tractor Supply Co. (United States)*	9,483	478,607
Wal-Mart de Mexico SAB de CV, Series V (Mexico)	127,049	563,270
Yum! Brands, Inc. (United States)	50,132	1,715,016

		5,980,079

Semiconductors — 2.14%
Formfactor, Inc. (United States)*	51,000	788,970
Linear Technology Corp. (United States)	19,825	517,433

		1,306,403

Software — 0.61%
Fundtech Ltd. (Israel)*	28,339	371,241

Telecommunications — 8.66%
America Movil SAB de CV (Mexico)(a)	12,838	560,379
American Tower Corp. (United States)*	17,432	739,989
China Mobile Ltd. (Hong Kong)(a)	30,340	1,424,463
Infinera Corp. (United States)*	76,064	521,038
Level 3 Communications, Inc. (United States)*	304,000	422,560
Portugal Telecom SGPS SA (Portugal)(a)	72,991	745,238
Telekomunikasi Indonesia Tbk PT (Indonesia)(a)	21,735	860,706

		5,274,373

Transportation — 1.10%
Genesee & Wyoming, Inc. (United States)*	22,718	669,499

See Notes to Schedule of Investments.

Issues	Shares	Value (Note 2)
Equity Securities (continued)
Water — 1.03%
Aqua America, Inc. (United States)	37,964	$629,823

Total Equity Securities (Cost $ 58,373,346)		59,165,176

Temporary Cash Investment — 2.98%
PNC Bank Money Market Fund	1,813,981	1,813,981

Total Temporary Cash Investment (Cost $ 1,813,981)		1,813,981

Total Investment Portfolio (Cost $60,383,908) — 100.40%		$61,182,219
Liabilities in Excess of Other Assets — (0.40)%		(243,260)

NET ASSETS — 100.00%
(Applicable to 5,137,622 shares outstanding)		$60,938,959

*	Non-income producing security.
(a)	ADR — American Depositary Receipts

LP — Limited Partnership

PLC — Public Limited Company

The following tables show the top 11 holdings and top 10 industries and countries in which the Fund was invested at January 31, 2010. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
WellPoint, Inc.	3.43%
Yum! Brands, Inc.	2.81
Annaly Capital Management, Inc.	2.64
Monsanto Co.	2.40
China Mobile Ltd.	2.34
Huron Consulting Group, Inc.	2.23
Lukoil OAO	2.14
Innophos Holdings, Inc.	2.11
Berkshire Hathaway, Inc.	2.07
Petroleo Brasileiro SA	1.81
Stryker Corp.	1.77

25.75%

*	As of the date of the report the fund had a holding of 2.98% in the PNC Bank Money Market Fund.

See Notes to Schedule of Investments.

Top Ten Industries	% of Net Assets
Retail	9.81%
Oil & Gas	9.72
Telecommunications	8.66
Chemicals	6.71
Electric	5.55
Commercial Services	5.32
Food	4.89
Healthcare - Products	4.50
Insurance	4.03
Real Estate	3.71

62.90%

Top Ten Countries	% of Net Assets
United States*	54.44%
Hong Kong	7.52
Brazil	3.05
United Kingdom	3.02
South Korea	3.00
France	2.46
China	2.15
Russia	2.14
Canada	2.03
Mexico	1.84

81.65%

*	As of the date of the report the fund had a holding of 2.98% in the PNC Bank Money Market Fund.

See Notes to Schedule of Investments.

Notes to Schedule of Investments

1. Security Valuation:

Securities held by the Trust are generally valued at fair value as of the close of regular trading on each business day (generally 4 pm Eastern time) that the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last quoted sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available or whose values have been affected by events occurring before the Fund’s pricing time but after the close of the securities markets, and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The values of securities held by the Fund and other assets used in computing Net Asset Value are generally determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges are valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Fund or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. In this regard, the Trust has retained a third party fair value pricing service to quantitatively analyze the price movement of the Fund’s holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. As of January 31, 2010, such price movements for certain securities had exceeded specified parameters and the third party fair value service quantitatively fair valued the affected securities. The Board will review and monitor the methods used by the service to assure itself that securities are valued at their fair values.

The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Fair Value Measurements

The Financial Accounting Standards Board (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation Inputs	Value
Level 1 — Quoted Prices
U.S. Common Stocks	$50,110,626
Temporary Cash Investment	1,813,981
Level 2 — Other Significant Observable Inputs
Corporate Bond	203,062
Foreign Common Stocks	9,054,550
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$61,182,219

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities Transactions

Securities transactions are accounted for as of the trade date.

2. Investment Policies and Practices:

The sections below describe some of the different types of investments that may be made by the Fund and the investment practices in which the Fund may engage.

Foreign Securities

The Fund invests in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts and Global Depositary Receipts) that represent indirect interests in securities of foreign issuers. A significant portion of the Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Fund’s investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Fund may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Fund will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that the Fund plans to purchase or to sell, but in certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Fund against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Fund will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of the Fund’s total assets. For hedging purposes, the Fund may also use options on foreign currencies, which expose the Fund to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Types of Fixed-Income Securities

The Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by the Fund may include, among others, bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of the Fund. Subsequent to the purchase of a fixed-income security by the Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by the Fund would not require the Fund to sell the security.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for the Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the period ended January 31, 2010, the Fund invested in REITs.

Temporary Investments

During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of that fund, which will be in addition to the fees and expenses of the Fund. Repurchase Agreements involve certain risks not associated with direct investments in debt securities.

3. Federal Income Taxes:

At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
$60,383,908	$798,311	$2,732,797	$(1,934,486)

4. Subsequent Events:

Subsequent events have been evaluated through the date that the Schedule of Investments was available to be issued. All subsequent events determined to be relevant and material to the Schedule of Investments have been appropriately recorded or disclosed.

On February 2, 2010, The PNC Financial Services Group, Inc. (“PNC”) entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC.

The Stock Sale includes PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Motley Fool Funds Trust

By (Signature and Title)*	/S/ PETER E. JACOBSTEIN
Peter E. Jacobstein, President
(principal executive officer)

Date March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ PETER E. JACOBSTEIN
Peter E. Jacobstein, President
(principal executive officer)

Date March 19, 2010

By (Signature and Title)*	/S/ OLLEN C. DOUGLASS
Ollen C. Douglass, Treasurer
(principal financial officer)

Date March 19, 2010

*	Print the name and title of each signing officer under his or her signature.